Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Schedule of composition of employee benefits
	2025	2024
	US $ in millions

Present value of obligations (see section (f) below)	62.3	56.4
Fair value of the plan assets (see section (f) below)	(29.7)	(27.3)
Recognized liability for defined benefit obligations	32.6	29.1
Termination benefit-liability for early retirement	11.6	3.1
Other long-term benefits	19.2	15.3
Total non-current	63.4	47.5
Presented as current liabilities:
Liability for annual leave	10.9	10.9
Current portion of liability for early retirement	4.2	1.7
Total current (Note 15)	15.1	12.6

Total employee benefits	78.5	60.1

Schedule of movement in the present value of the defined benefit pension plan obligation and present value of plan assets and composition
(f)	Movement in the present value of the defined benefit pension plans obligation and assets

	2025	2024
	US $ in millions

Defined benefit obligation at January 1	56.4	54.1
Benefits paid by the plan	(4.9)	(4.0)
Service cost and interest incurred	6.0	4.9
Foreign currency exchange changes	6.0	(1.3)
Actuarial losses recognized in other comprehensive income	(1.2)	2.7
Defined benefit obligation at December 31	62.3	56.4

	2025	2024
	US $ in millions

Fair value of plan assets at January 1	27.3	27.1
Contribution paid by the Group	1.2	0.9
Benefits paid by the plan	(2.8)	(2.2)
Return on plan assets	1.5	1.2
Foreign currency exchange changes	2.1	(0.7)
Actuarial gain recognized in other comprehensive income	0.4	1.0
Fair value of plan assets at December 31	29.7	27.3

Plan assets composition

	2025	2024
	US $ in millions

Equity instruments	9.0	8.7
Debt instruments	15.0	13.0
Cash and deposits	2.3	2.5
Other	3.4	3.1
	29.7	27.3